Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Software and IT Services Portfolio

November 30, 2019

SOF-QTLY-0120
1.810708.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Electronic Equipment & Components - 0.7%
Electronic Equipment & Instruments - 0.7%
Trimble, Inc. (a)	1,356,300	$54,970,839
Entertainment - 2.4%
Interactive Home Entertainment - 2.4%
Activision Blizzard, Inc.	1,508,700	82,722,021
Electronic Arts, Inc. (a)	1,031,500	104,191,815
		186,913,836
Interactive Media & Services - 4.6%
Interactive Media & Services - 4.6%
Alphabet, Inc. Class A (a)	202,100	263,556,589
Facebook, Inc. Class A (a)	190,500	38,412,420
Tencent Holdings Ltd.	576,900	24,342,385
Twitter, Inc. (a)	900,900	27,846,819
		354,158,213
Internet & Direct Marketing Retail - 1.7%
Internet & Direct Marketing Retail - 1.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	433,400	86,680,000
The Booking Holdings, Inc. (a)	23,200	44,173,496
		130,853,496
IT Services - 30.8%
Data Processing & Outsourced Services - 19.7%
Alliance Data Systems Corp.	276,800	29,592,688
Broadridge Financial Solutions, Inc.	147,700	18,271,967
ExlService Holdings, Inc. (a)	527,500	36,824,775
Fidelity National Information Services, Inc.	242,700	33,529,005
FleetCor Technologies, Inc. (a)	180,100	55,276,292
Global Payments, Inc.	549,870	99,581,457
MasterCard, Inc. Class A	1,299,100	379,635,993
PayPal Holdings, Inc. (a)	3,089,200	333,664,492
Visa, Inc. Class A (b)	2,853,520	526,502,975
WEX, Inc. (a)	56,400	11,343,732
		1,524,223,376
Internet Services & Infrastructure - 2.1%
Akamai Technologies, Inc. (a)	1,114,300	97,077,816
Twilio, Inc. Class A (a)(b)	639,300	66,026,904
		163,104,720
IT Consulting & Other Services - 9.0%
Accenture PLC Class A	526,700	105,950,972
Capgemini SA	743,000	87,880,725
Cognizant Technology Solutions Corp. Class A	2,720,400	174,404,844
DXC Technology Co.	888,300	33,160,239
Gartner, Inc. (a)	541,400	86,873,044
IBM Corp.	946,200	127,216,590
Leidos Holdings, Inc.	669,800	60,844,632
Liveramp Holdings, Inc. (a)	318,925	15,974,953
		692,305,999

TOTAL IT SERVICES		2,379,634,095

Software - 55.3%
Application Software - 25.4%
Adobe, Inc. (a)	1,503,100	465,254,543
Autodesk, Inc. (a)	955,100	172,777,590
Blackbaud, Inc.	256,700	21,275,296
BlackLine, Inc. (a)	367,100	19,757,322
Box, Inc. Class A (a)	1,160,200	21,162,048
Citrix Systems, Inc.	1,425,750	160,838,858
Cloudera, Inc. (a)(b)	1,765,200	17,440,176
Constellation Software, Inc.	27,200	29,057,496
Dropbox, Inc. Class A (a)	1,064,000	19,673,360
HubSpot, Inc. (a)	409,700	61,864,700
Instructure, Inc. (a)	387,581	20,634,812
Intuit, Inc.	278,300	72,049,087
LogMeIn, Inc.	187,300	14,605,654
Micro Focus International PLC	1,866,764	27,356,710
New Relic, Inc. (a)	155,900	10,604,318
Nuance Communications, Inc. (a)	406,200	7,283,166
Nutanix, Inc. Class A (a)	219,700	8,205,795
Parametric Technology Corp. (a)	1,044,100	79,978,060
Pivotal Software, Inc. (a)	3,336,600	50,115,732
Pluralsight, Inc. (a)(b)	2,882,200	48,968,578
RealPage, Inc. (a)	552,300	30,393,069
Salesforce.com, Inc. (a)	2,466,726	401,804,998
Slack Technologies, Inc. Class A (a)(b)	2,133,900	48,695,598
Workday, Inc. Class A (a)	533,400	95,542,608
Zendesk, Inc. (a)	706,400	55,805,600
		1,961,145,174
Systems Software - 29.9%
Check Point Software Technologies Ltd. (a)	120,000	14,145,600
Microsoft Corp.	12,573,700	1,903,406,706
Nortonlifelock, Inc.	4,318,500	107,530,650
Oracle Corp.	2,890,900	162,295,126
Palo Alto Networks, Inc. (a)	450,800	102,430,776
Talend SA ADR (a)	432,600	16,421,496
		2,306,230,354

TOTAL SOFTWARE		4,267,375,528

Technology Hardware, Storage & Peripherals - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	175,000	46,768,750
Pure Storage, Inc. Class A (a)	440,500	7,078,835
		53,847,585
TOTAL COMMON STOCKS
(Cost $4,373,663,788)		7,427,753,592

Money Market Funds - 9.9%
Fidelity Cash Central Fund 1.61% (c)	279,712,606	279,768,548
Fidelity Securities Lending Cash Central Fund 1.61% (c)(d)	486,233,542	486,282,165
TOTAL MONEY MARKET FUNDS
(Cost $766,046,868)		766,050,713
TOTAL INVESTMENT IN SECURITIES - 106.1%
(Cost $5,139,710,656)		8,193,804,305
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(468,472,035)
NET ASSETS - 100%		$7,725,332,270

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,048,447
Fidelity Securities Lending Cash Central Fund	95,772
Total	$6,144,219

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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